Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2055 Fund
June 30, 2026
AFF55-NPRT1-0826
1.927047.115
Bond Funds - 1.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	83,962	643,152
Fidelity Series Emerging Markets Debt Fund (b)	902,539	7,825,014
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	206,814	1,995,759
Fidelity Series Floating Rate High Income Fund (b)	142,244	1,233,252
Fidelity Series High Income Fund (b)	859,602	7,684,839
Fidelity Series International Credit Fund (b)	32,693	278,213
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,379,105	7,350,632
Fidelity Series Real Estate Income Fund (b)	121,663	1,231,235
TOTAL BOND FUNDS (Cost $28,805,272)		28,242,096

Domestic Equity Funds - 56.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	7,516,099	136,642,680
Fidelity Advisor Series Growth Opportunities Fund (b)	4,641,936	96,784,358
Fidelity Series All-Sector Equity Fund (b)	4,363,737	66,110,621
Fidelity Series Commodity Strategy Fund (b)	30,206	3,238,359
Fidelity Series Intrinsic Opportunities Fund (b)	1,360,160	16,457,932
Fidelity Series Large Cap Stock Fund (b)	6,552,570	193,431,881
Fidelity Series Large Cap Value Index Fund (b)	830,920	17,598,894
Fidelity Series Opportunistic Insights Fund (b)	4,126,299	117,393,216
Fidelity Series Small Cap Core Fund (b)	308,899	5,016,520
Fidelity Series Small Cap Discovery Fund (b)	1,147,997	15,107,641
Fidelity Series Small Cap Opportunities Fund (b)	1,334,632	26,972,904
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,882,260	106,468,564
Fidelity Series Value Discovery Fund (b)	5,711,194	106,570,876
TOTAL DOMESTIC EQUITY FUNDS (Cost $629,486,377)		907,794,446

International Equity Funds - 41.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,052,245	63,852,970
Fidelity Series Emerging Markets Fund (b)	3,001,769	45,806,993
Fidelity Series Emerging Markets Opportunities Fund (b)	5,748,873	184,768,782
Fidelity Series International Growth Fund (b)	5,727,501	123,542,201
Fidelity Series International Small Cap Fund (b)	652,688	12,342,330
Fidelity Series International Value Fund (b)	7,259,543	121,524,749
Fidelity Series Overseas Fund (b)	7,572,122	122,592,661
Fidelity Series Select International Small Cap Fund (b)	82,088	1,269,908
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $431,764,816)		675,700,594

U.S. Treasury Obligations - 0.4%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	170,000	169,745
US Treasury Bills 0% 7/2/2026 (d)	3.63	970,000	969,903
US Treasury Bills 0% 7/23/2026 (d)	3.63	1,830,000	1,825,988
US Treasury Bills 0% 7/30/2026 (d)	3.62	1,330,000	1,326,148
US Treasury Bills 0% 7/9/2026 (d)	3.63	330,000	329,733
US Treasury Bills 0% 8/13/2026 (d)	3.63	300,000	298,692
US Treasury Bills 0% 8/6/2026 (d)	3.63	280,000	278,988
US Treasury Bills 0% 9/10/2026 (d)	3.66 to 3.67	350,000	347,484
US Treasury Bills 0% 9/17/2026 (d)	3.66	80,000	79,368
US Treasury Bills 0% 9/3/2026 (d)	3.66	40,000	39,740
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,665,831)			5,665,789

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,677,938)	3.69	2,677,414	2,677,950

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,098,400,234)	1,620,080,875
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,056,055)
NET ASSETS - 100.0%	1,618,024,820

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT US Treasury Long Bond Contracts (United States)	421	9/2026	47,599,313	1,143,777
CBOT US Treasury Ultra Bond Contracts (United States)	317	9/2026	36,633,313	328,421
ICE MSCI EAFE Index Contracts (United States)	73	9/2026	11,480,345	(23,708)
ICE MSCI Emerging Markets Index Contracts (United States)	147	9/2026	12,916,155	(4,476)
TOTAL LONG				1,444,014
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(84)	9/2026	(12,791,520)	(407,924)
CME E-Mini S&P 500 Index Contracts (United States)	(22)	9/2026	(8,303,075)	(98,565)
TOTAL SHORT				(506,489)
TOTAL FUTURES CONTRACTS				937,525

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,665,789.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,128,776	13,475,268	12,926,106	16,334	-	12	2,677,950	2,677,414	0.0%
Total	2,128,776	13,475,268	12,926,106	16,334	-	12	2,677,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	120,964,131	4,892,282	12,781,032	-	918,083	22,649,216	136,642,680	7,516,099
Fidelity Advisor Series Growth Opportunities Fund	85,538,521	1,592,441	15,005,223	-	1,583,253	23,075,366	96,784,358	4,641,936
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	653,590	13,207	30,593	345	(4,739)	11,687	643,152	83,962
Fidelity Series All-Sector Equity Fund	55,749,988	2,532,097	2,082,005	-	107,492	9,803,049	66,110,621	4,363,737
Fidelity Series Canada Fund	58,742,250	5,743,286	2,150,248	-	143,488	1,374,194	63,852,970	3,052,245
Fidelity Series Commodity Strategy Fund	9,732,135	120,223	6,437,758	-	911,347	(1,087,588)	3,238,359	30,206
Fidelity Series Emerging Markets Debt Fund	7,612,325	227,118	286,475	109,739	7,830	264,216	7,825,014	902,539
Fidelity Series Emerging Markets Debt Local Currency Fund	1,969,878	30,012	73,498	-	(1,348)	70,715	1,995,759	206,814
Fidelity Series Emerging Markets Fund	38,303,790	1,372,559	1,858,189	-	411,031	7,577,802	45,806,993	3,001,769
Fidelity Series Emerging Markets Opportunities Fund	151,682,526	4,265,389	6,886,420	-	778,152	34,929,135	184,768,782	5,748,873
Fidelity Series Floating Rate High Income Fund	1,239,532	43,832	51,597	22,395	71	1,414	1,233,252	142,244
Fidelity Series Government Money Market Fund	-	4,888,518	4,888,518	9,890	-	-	-	-
Fidelity Series High Income Fund	7,607,803	237,616	281,458	122,381	5,071	115,807	7,684,839	859,602
Fidelity Series International Credit Fund	274,084	2,343	1,168	2,344	85	2,869	278,213	32,693
Fidelity Series International Developed Markets Bond Index Fund	-	8,870	8,870	-	-	-	-	-
Fidelity Series International Growth Fund	110,338,750	2,557,557	5,950,941	-	299,684	16,297,151	123,542,201	5,727,501
Fidelity Series International Small Cap Fund	13,718,055	-	2,506,027	-	400,764	729,538	12,342,330	652,688
Fidelity Series International Value Fund	110,793,945	8,460,808	4,291,423	-	219,823	6,341,596	121,524,749	7,259,543
Fidelity Series Intrinsic Opportunities Fund	18,006,008	41,548	3,811,325	-	185,681	2,036,020	16,457,932	1,360,160
Fidelity Series Large Cap Stock Fund	164,609,212	14,516,404	6,067,306	-	448,495	19,925,076	193,431,881	6,552,570
Fidelity Series Large Cap Value Index Fund	15,495,585	534,754	573,760	-	42,406	2,099,909	17,598,894	830,920
Fidelity Series Long-Term Treasury Bond Index Fund	15,291,417	1,428,436	9,287,531	102,358	(286,232)	204,542	7,350,632	1,379,105
Fidelity Series Opportunistic Insights Fund	103,425,761	2,424,501	5,275,781	-	265,717	16,553,018	117,393,216	4,126,299
Fidelity Series Overseas Fund	110,664,894	4,191,061	4,777,952	-	198,277	12,316,381	122,592,661	7,572,122
Fidelity Series Real Estate Income Fund	1,236,573	32,529	51,646	11,086	496	13,283	1,231,235	121,663
Fidelity Series Select International Small Cap Fund	1,148,116	30,592	11,155	-	1,164	101,191	1,269,908	82,088
Fidelity Series Small Cap Core Fund	4,220,132	235,981	157,480	150,452	14,628	703,259	5,016,520	308,899
Fidelity Series Small Cap Discovery Fund	13,130,656	248,660	1,117,258	158,054	99,044	2,746,539	15,107,641	1,147,997
Fidelity Series Small Cap Opportunities Fund	27,157,899	62,435	5,212,334	-	1,687,741	3,277,163	26,972,904	1,334,632
Fidelity Series Stock Selector Large Cap Value Fund	93,419,940	7,850,753	4,073,362	-	164,172	9,107,061	106,468,564	6,882,260
Fidelity Series Value Discovery Fund	93,168,223	7,685,017	4,559,977	-	206,455	10,071,158	106,570,876	5,711,194
	1,435,895,719	76,270,829	110,548,310	689,044	8,808,131	201,310,767	1,611,737,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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